Note 8 - Line of Credit	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Debt Disclosure [Text Block]

8. Line of Credit

On April 7 2020, Legacy AvePoint entered into a loan and security agreement (the “Loan Agreement”) with HSBC Ventures Bank USA Inc. (“HSBC”), a commercial bank.

On July 1, 2021, Legacy AvePoint effected an assignment of its existing rights and obligations under the Loan Agreement to AvePoint US, LLC (which, at the time of the assignment, was a wholly-owned subsidiary of ours) through entry into a limited consent and first amendment to the Loan Agreement (the “First Amendment,” and the Loan Agreement as amended thereby, the “First Amended Loan Agreement”) and an assignment and assumption agreement (the “First Assignment and Assumption Agreement”). In addition, our Board approved the entry into a pledge agreement (the “Pledge Agreement”) and limited guaranty (the “Limited Guaranty”) in favor of HSBC, pursuant to which we pledged 100% of the AvePoint US, LLC equity held by us (the “Pledged Equity”) as collateral in support of the borrower’s obligations under the Amended Loan Agreement and further provided a payment guarantee to HSBC on behalf of AvePoint US, LLC equal to the value of the Pledged Equity and capped at the amount actually borrowed under the First Amended Loan Agreement.

On July 26, 2021, we effected a merger with AvePoint US, LLC, following the consummation of which we were the surviving entity (the “Rollup Merger”). In connection therewith, on July 23, 2021, we entered into that certain second assignment and assumption agreement (the “Second Assignment and Assumption Agreement”) by and among us, AvePoint US, LLC, and HSBC, pursuant to which we would assume AvePoint US, LLC’s obligations as borrower under the First Amended Loan Agreement as of the effective time of the Rollup Merger (the “Assumption”). We, the guarantors party to the Loan Agreement (the “Guarantors”), and HSBC also entered into that certain limited consent, dated as of July 23, 2021 (the “Limited Consent”), whereby HSBC consented to the Rollup Merger, the entry into the Second Assignment and Assumption Agreement, and the Assumption, and all other actions taken by or necessary or permissible to be taken by us, AvePoint US, LLC, or the Guarantors related thereto, whether occurring prior to, on, or after the effective time of the Rollup Merger.

On October 31, 2021, we entered into that certain Second Amendment (the "Second Amendment") to the First Amended Loan Agreement. The First Amended Loan Agreement as amended by the Second Amendment (the "Second Amended Loan Agreement") provides for, among other things, completion of the Post-Closing Amendments (as defined in the Limited Consent) and the removal of "Holdings" (as defined in the First Amended Loan Agreement) as a limited guarantor of the Borrower's (as defined in the First Amended Loan Agreement) obligations under the First Amended Loan Agreement and the de facto termination of the Pledge Agreement and Limited Guaranty.

The Second Amended Loan Agreement’s substantive economic terms were not amended from the original Loan Agreement, the substantive economic terms of which are described as follows: a revolving line of credit of up to $30.0 million, with an additional $20.0 million accordion feature for additional capital we may draw at our request. Borrowings under the line bear interest at a rate equal to LIBOR plus 3.5%. The line carries an unused fee of 0.5% per year. The proceeds of borrowings under the Second Amended Loan Agreement will be used for general corporate purposes.

We, on a consolidated basis with our subsidiaries, are required to maintain a specified adjusted quick ratio, tested by HSBC each quarter. Pursuant to the Second Amended Loan Agreement, we pledged, assigned, and granted HSBC a security interest in all shares of our subsidiaries, future proceeds, and certain assets as security for our obligations under the Second Amended Loan Agreement. Our line of credit under the Second Amended Loan Agreement will mature on April 7, 2023.

To date, we are in compliance with all covenants under the Second Amended Loan Agreement. We have not at any time, including as of and for the fiscal year ending December 31, 2021, borrowed under the Second Amended Loan Agreement. The descriptions of the Loan Agreement, the First Amendment, the Second Amendment, the First Amended Loan Agreement, the Second Amended Loan Agreement, the First Assignment and Assumption Agreement, the Second Assignment and Assumption Agreement, the Limited Consent, the Pledge Agreement, and the Limited Guaranty, are qualified in their entirety by the full text of the forms of such agreements, copies of which are attached hereto as Exhibits and are incorporated herein by reference.

Under the Loan Agreement, the Company is required to maintain a specified adjusted quick ratio and a minimum annual recurring revenue tested by the Bank each quarter. The Company pledged, assigned and granted the Bank a security interest in all shares, future proceeds and assets (except for excluded assets, including material intellectual property) as a security for the performance of the loan and security agreement obligations. As of December 31, 2021, the Company is in compliance with all covenants under the line and had no borrowings outstanding under the line of credit.